Interest in Other Entities (Details) - Detail 7 $ / shares in Units, ₪ in Thousands, £ in Thousands											1 Months Ended	12 Months Ended
	Feb. 29, 2024 USD ($)	Feb. 29, 2024 GBP (£)	Sep. 20, 2023 USD ($)	Mar. 22, 2023 USD ($) shares	Mar. 09, 2023 USD ($)	Mar. 09, 2023 GBP (£)	Nov. 28, 2022 $ / shares shares	Aug. 30, 2022 USD ($) $ / shares shares	May 03, 2022 USD ($)	Mar. 25, 2021 shares	Nov. 28, 2022 shares	Dec. 31, 2023 USD ($) $ / shares shares	Dec. 31, 2022 USD ($) shares	Dec. 31, 2021 USD ($) shares		Dec. 26, 2023 shares	Nov. 30, 2023 USD ($)	Nov. 06, 2023 shares	Aug. 08, 2023 shares	Jun. 13, 2023 shares	Jun. 09, 2023 shares	Jun. 03, 2023 shares	Mar. 22, 2023 ILS (₪) shares	Jan. 25, 2023 USD ($)	Mar. 31, 2022 USD ($)	Jan. 28, 2022 USD ($)	Feb. 02, 2021 USD ($)	Oct. 14, 2020 shares
Interest in Other Entities (Details) - Detail 7 [Line Items]
Percentage of issued and outstanding												34.11%
Gross proceeds																								$ 7,275,000
Issuance rate																								13.37%
Shares issued (in Shares) | shares				57				531,069				27,989,465	24,661,470			673,019		1,293,450	328,506	2,650,423	863,100	169,920	57
Common stock representing percentage				49.00%
Cash				$ 2,989,000																						$ 4,335,000,000
Accrued expenses												$ 3,163,000	$ 3,200,000
Paid transaction cost												$ 199,000
Monthly fee																	$ 10,000
Bonus amount				$ 51,000
Voting right												49.00%
Impairment loss												$ 1,812,000
Percentage of share exchange				4.99%
Exchange for shares (in Shares) | shares										146,637		288,238
Issued and outstanding share capital					$ 2,400,000	£ 2,000
Outstanding liability												$ 332,000
Adjustment amount payments												1,019,000	787,000	$ 2,362,000
Fair value amount												$ 660,000
Warrants share (in Shares) | shares								3,717,473
Initial public offering share (in Shares) | shares								3,717,473
Exercise price (in Dollars per share) | $ / shares								$ 36.4
Warrant to purchase (in Shares) | shares								60,096			120,192
warrants share (in Shares) | shares								425,912
Total consideration								$ 4,000																	$ 400,000
Deducting issuance								$ 2,100,000
Issued and outstanding share capital, percentage								35.94%		20.00%		67.00%
Exercise price per share | $ / shares												$ 14.14
Warrant exercise price (in Dollars per share) | $ / shares							$ 14.14
Ordinary shares (in Shares) | shares												2,824,525																325,270
Warrants to purchase (in Shares) | shares							403,504
Semi annual payments (in Shares) | shares												2.3
Loans receivables												$ 376,000	$ 1,011,000
Outstanding loans									$ 109,000
Ordinary shares (in Shares) | shares												25,292	24,385	23,036	[1]
Non-adjusting event after reporting period [member]
Interest in Other Entities (Details) - Detail 7 [Line Items]
Adjustment amount payments	$ 128,000	£ 100
Initial Public Offering [Member]
Interest in Other Entities (Details) - Detail 7 [Line Items]
Exercise price (in Dollars per share) | $ / shares								$ 28.28
Warrant to purchase (in Shares) | shares								26,554
Exercise price per share | $ / shares												$ 14.14
Top of range [member]
Interest in Other Entities (Details) - Detail 7 [Line Items]
Loans receivables																											$ 3,760,000
Bottom of range [member]
Interest in Other Entities (Details) - Detail 7 [Line Items]
Loans receivables																											$ 940,000
SciSparc [Member]
Interest in Other Entities (Details) - Detail 7 [Line Items]
Accrued expenses												$ 98,000
Issued and outstanding share capital, percentage													1.60%
Wellution Agreement [Member]
Interest in Other Entities (Details) - Detail 7 [Line Items]
Monthly fee | ₪																							₪ 20
Jeffs’ Brands [Member]
Interest in Other Entities (Details) - Detail 7 [Line Items]
Impairment loss												$ 955,000
Jeffs’ Brands {Member]
Interest in Other Entities (Details) - Detail 7 [Line Items]
Shares issued (in Shares) | shares												100,000,000
Monthly fee					$ 3,000
Warrant to purchase (in Shares) | shares								60,845,000
Initial exercise price (in Dollars per share) | $ / shares												$ 42.42
Mr. Victor Hacmon [Member]
Interest in Other Entities (Details) - Detail 7 [Line Items]
Fair value amount			$ 4,500
ScoutCam Inc. [Member]
Interest in Other Entities (Details) - Detail 7 [Line Items]
Common stock par value (in Dollars per share) | $ / shares								$ 531,069
Board Of Directors [Member]
Interest in Other Entities (Details) - Detail 7 [Line Items]
Issuance amount												$ 269,000	$ 40,000
Related Parties’ Loans [Member]
Interest in Other Entities (Details) - Detail 7 [Line Items]
Annual compound interest rate												4.00%
Mr. Hakmon and L.I.A [Member]
Interest in Other Entities (Details) - Detail 7 [Line Items]
Outstanding loans									4,100,000
Pure Capital Ltd [Member]
Interest in Other Entities (Details) - Detail 7 [Line Items]
Outstanding loans									$ 940,000
Ordinary shares (in Shares) | shares								209,088
Shrem Zilberman Group Ltd [Member]
Interest in Other Entities (Details) - Detail 7 [Line Items]
Ordinary share price													$ 10,000,000
Share based compensation grants [Member]
Interest in Other Entities (Details) - Detail 7 [Line Items]
Shares issued (in Shares) | shares				35,345																			35,345
Percentage of share exchange				2.97%
Share based compensation grants [Member] | SciSparc [Member]
Interest in Other Entities (Details) - Detail 7 [Line Items]
Shares issued (in Shares) | shares				13,858																			13,858
Warrants [member] | Algomizer [Member]
Interest in Other Entities (Details) - Detail 7 [Line Items]
Number of warrants issued (in Shares) | shares								185,873
Warrants A [Member] | ScoutCam Inc. [Member]
Interest in Other Entities (Details) - Detail 7 [Line Items]
Net issuance expenses								$ 13,400,000

[1]	Share and per share data in these financial statements have been retrospectively adjusted to reflect a number of shares that is equivalent to the number of shares of the Company post the Reverse Split (see note 14a(4)).